Financial Instruments (Schedule of Significant Exchange Rates) (Details)	12 Months Ended
	Dec. 31, 2019 $ / shares ₪ / shares	Dec. 31, 2018 $ / shares ₪ / shares
USD [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Spot price of 1 Euro at the reporting date	1.00
1 Euro [Member] | USD [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
% of change	(2.00%)	(4.40%)
Spot price of 1 Euro at the reporting date | $ / shares	1.122	1.145
1 Euro [Member] | NIS [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
% of change	(9.60%)	3.30%
Spot price of 1 Euro at the reporting date | ₪ / shares	3.878	4.292